Income taxes	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Income taxes

21. Income taxes

	Year ended March 31,
	2021		2022		2023
Income tax expense as per the statement of income	₹	30,345	₹	28,946	₹	33,992
Income tax included in other comprehensive income on:
Gains/(losses) on investment securities		226		242		(275)
Gains/(losses) on cash flow hedging derivatives		1,013		14		(825)
Remeasurements of the defined benefit plans		111		3		(16)
	₹	31,695	₹	29,205	₹	32,876

Income tax expense consists of the following:

	Year ended March 31,
	2021		2022		2023
Current taxes	₹	26,065	₹	32,415	₹	32,198
Deferred taxes		4,280		(3,469)		1,794
	₹	30,345	₹	28,946	₹	33,992

The reconciliation between the provision of income tax and amounts computed by applying the Indian statutory income tax rate to profit before taxes is as follows:

	Year ended March 31,
	2021		2022		2023
Profit before tax	₹	139,007	₹	151,275	₹	147,657
Enacted income tax rate in India		34.94%		34.94%		34.94%
Computed expected tax expense	₹	48,569	₹	52,855	₹	51,591
Effect of:
Income exempt from tax	₹	(12,697)	₹	(17,503)	₹	(17,398)
Basis differences that will reverse during a tax holiday period		(2,268)		1,348		268
Income taxed at higher / (lower) rates		(2,381)		(5,649)		(3,818)
Taxes related to prior years		(3,861)		(5,499)		(536)
Changes in unrecognized deferred tax assets		1,096		669		618
Expenses disallowed for tax purpose		1,879		2,898		3,563
Others, net		8		(173)		(296)
Income tax expense	₹	30,345	₹	28,946	₹	33,992
Effective income tax rate		21.83%		19.13%		23.02%

The components of deferred tax assets and liabilities are as follows:

	As at March 31,
	2022		2023
Carry forward losses (1)	₹	2,144	₹	2,624
Trade payables, accrued expenses and other liabilities		6,103		6,367
Allowances for lifetime expected credit loss		2,987		1,743
Cash flow hedges		-		359
Others		53		-
	₹	11,287	₹	11,093

Property, plant and equipment	₹	(1,058)	₹	(911)
Amortizable goodwill		(3,285)		(3,855)
Intangible assets		(9,645)		(10,170)
Interest income and fair value movement of investments		(1,067)		(1,170)
Contract liabilities		(60)		(370)
Special Economic Zone re-investment reserve		(5,549)		(7,237)
Cash flow hedges		(466)		-
Others		-		(433)
	₹	(21,130)	₹	(24,146)

Net deferred tax assets/(liabilities)	₹	(9,843)	₹	(13,053)

Amounts presented in consolidated statement of financial position:
Deferred tax assets	₹	2,298	₹	2,100
Deferred tax liabilities	₹	(12,141)	₹	(15,153)

(1)
Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.

Movement in deferred tax assets and liabilities

Movement during the year ended March 31, 2021	As at April 1, 2020		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income *		Others		As at March 31, 2021
Carry forward losses	₹	2,044	₹	(230)	₹	(22)	₹	(155)	₹	1,637
Trade payables, accrued expenses and other liabilities		4,994		279		(171)		13		5,115
Allowances for lifetime expected credit loss		3,921		(734)		21		-		3,208
Minimum alternate tax		3,425		(3,425)		-		-		-
Property, plant and equipment		(686)		(649)		66		1		(1,268)
Amortizable goodwill		(2,166)		34		67		-		(2,065)
Intangible assets		(1,541)		759		(55)		(412)		(1,249)
Interest income and fair value movement of investments		(626)		(730)		(226)		-		(1,582)
Cash flow hedges		561		-		(1,013)		-		(452)
Contract asset / (Contract liabilities)		(11)		101		4		(3)		91
Special Economic Zone re-investment reserve		(6,614)		120		-		-		(6,494)
Others		(121)		195		16		-		90
Total	₹	3,180	₹	(4,280)	₹	(1,313)	₹	(556)	₹	(2,969)

Movement during the year ended March 31, 2022	As at April 1, 2021		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income *		On account of business combinations and others		As at March 31, 2022
Carry forward losses	₹	1,637	₹	1,083	₹	101	₹	(677)	₹	2,144
Trade payables, accrued expenses and other liabilities		5,115		363		41		584		6,103
Allowances for lifetime expected credit loss		3,208		(248)		27		-		2,987
Property, plant and equipment		(1,268)		289		(30)		(49)		(1,058)
Amortizable goodwill		(2,065)		(1,129)		(91)		-		(3,285)
Intangible assets		(1,249)		1,910		(212)		(10,094)		(9,645)
Interest income and fair value movement of investments		(1,582)		424		(245)		336		(1,067)
Cash flow hedges		(452)		-		(14)		-		(466)
Contract asset / (Contract liabilities)		91		(205)		7		47		(60)
Special Economic Zone re-investment reserve		(6,494)		945		-		-		(5,549)
Others		90		37		(98)		24		53
Total	₹	(2,969)	₹	3,469	₹	(514)	₹	(9,829)	₹	(9,843)

Movement during the year ended March 31, 2023	As at April 1, 2022		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income *		On account of business combinations and others		As at March 31, 2023
Carry forward losses	₹	2,144	₹	397	₹	83	₹	-	₹	2,624
Trade payables, accrued expenses and other liabilities		6,103		99		165		-		6,367
Allowances for lifetime expected credit loss		2,987		(1,234)		(10)		-		1,743
Property, plant and equipment		(1,058)		202		(55)		-		(911)
Amortizable goodwill		(3,285)		(299)		(271)		-		(3,855)
Intangible assets		(9,645)		1,947		(722)		(1,750)		(10,170)
Interest income and fair value movement of investments		(1,067)		(367)		264		-		(1,170)
Cash flow hedges		(466)		-		825		-		359
Contract asset / (Contract liabilities)		(60)		(298)		(12)		-		(370)
Special Economic Zone re-investment reserve		(5,549)		(1,688)		-		-		(7,237)
Others		53		(553)		(67)		134		(433)
Total	₹	(9,843)	₹	(1,794)	₹	200	₹	(1,616)	₹	(13,053)

*Includes impact of foreign currency translation.

Deferred taxes on unrealized foreign exchange gain / loss relating to cash flow hedges, fair value movements in investments and remeasurements of the defined benefit plans are recognized in other comprehensive income. Deferred tax liability on the intangible assets identified and carry forward losses on acquisitions is recorded by an adjustment to goodwill. Other than these, the change in deferred tax assets and liabilities is primarily recorded in the consolidated statement of income.

In assessing the realizability of deferred tax assets, the Company considers the extent to which it is probable that the deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable profits during the periods in which those temporary differences and tax loss carry-forwards become deductible. The Company considers the expected reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on this, the Company believes that it is probable that the Company will realize the benefits of these deductible differences. The amount of deferred tax asset considered realizable, however, could be reduced in the near term if the estimates of future taxable income during the carry-forward period are reduced.

Deferred tax asset amounting to ₹ 8,017 and ₹ 9,321 as at March 31, 2022 and 2023, respectively in respect of unused tax losses have not been recognized by the Company. The tax loss carry-forwards of ₹ 32,117 and ₹ 38,564 as at March 31, 2022 and 2023, respectively, on which deferred tax asset has not been recognized by the Company, because it is probable that future taxable profits will not be available against which the unused tax losses can be utilized in the foreseeable future. Approximately, ₹ 29,993, and ₹ 35,621 as at March 31, 2022 and 2023, respectively, of these tax loss carry-forwards is not currently subject to expiration dates. The remaining tax loss carry-forwards of approximately ₹ 2,124 and ₹ 2,943 as at March 31, 2022 and 2023, respectively, expires in various years through fiscal year 2042.

The Company has recognized deferred tax assets of ₹ 2,144 and ₹ 2,624 primarily in respect of carry forward losses including certain subsidiaries as at March 31, 2022 and 2023, respectively. Management’s projections of future taxable income and tax planning strategies support the assumption that it is probable that sufficient taxable income will be available to utilize these deferred tax assets.

We have calculated our domestic tax liability under normal provisions. Accordingly, no deferred tax asset has been recognized towards MAT in the statement of financial position for the years ended March 31, 2022 and 2023. The effective MAT rate is 17.47%. The excess tax paid under MAT provisions over and above normal tax liability can be carried forward for a period of fifteen years and set-off against future tax liabilities computed under normal tax provisions.

A substantial portion of the profits of the Company’s India operations are exempt from Indian income taxes being profits attributable to export operations and profits from units established under the Special Economic Zone Act, 2005 scheme. Units in designated special economic zones providing service on or after April 1, 2005 will be eligible for a deduction of 100 percent of profits or gains derived from the export of services for the first five years from commencement of provision of services and 50 percent of such profits and gains for a further five years. 50% tax deduction is available for a further five years subject to the unit meeting certain defined conditions. Profits from certain other undertakings are also eligible for preferential tax treatment. New Special Economic Zone units set up on or after April 1, 2021 are not eligible for the aforesaid deduction. The tax holiday period being currently available to the Company expires in various years through fiscal 2034-35. The impact of tax holidays has resulted in a decrease of current tax expense of ₹ 11,458, ₹ 16,483 and ₹ 16,718 for the years ended March 31, 2021, 2022 and 2023, respectively, compared to the effective tax amounts that we estimate the Company would have been required to pay if these incentives had not been available. The per share effect of these tax incentives for the years ended March 31, 2021, 2022 and 2023 was ₹ 2.03, ₹ 3.02, and ₹ 3.05, respectively.

Deferred income tax liabilities are recognized for all taxable temporary differences except in respect of taxable temporary differences associated with investments in subsidiaries where the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future. Accordingly, deferred income tax liabilities on cumulative earnings of subsidiaries amounting to ₹ 94,029 and ₹ 108,724 as at March 31, 2022 and 2023, respectively and branch profit tax @ 15% of the US branch profit have not been recognized. Further, it is not practicable to estimate the amount of the unrecognized deferred tax liabilities for these undistributed earnings.